Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	336,302,705.93	19,753
Yield Supplement Overcollateralization Amount 01/31/22	8,891,735.72	0
Receivables Balance 01/31/22	345,194,441.65	19,753
Principal Payments	14,363,123.57	368
Defaulted Receivables	326,405.88	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	8,322,018.41	0
Pool Balance at 02/28/22	322,182,893.79	19,368

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.80%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,830,942.31	128
Past Due 61-90 days	833,681.24	39
Past Due 91-120 days	127,422.93	6
Past Due 121+ days	0.00	0
Total	3,792,046.48	173

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	300,834.74
Aggregate Net Losses/(Gains) - February 2022	25,571.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	0.33%
Second Prior Net Losses/(Gains) Ratio	0.27%
Third Prior Net Losses/(Gains) Ratio	0.60%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	40.01

Flow of Funds	$ Amount
Collections	15,820,816.38
Investment Earnings on Cash Accounts	80.11
Servicing Fee	(287,662.03)
Transfer to Collection Account	-
Available Funds	15,533,234.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	278,242.87
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	9,935,417.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,087,882.12

Total Distributions of Available Funds	15,533,234.46

Servicing Fee	287,662.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	332,118,311.02
Principal Paid	14,119,812.14
Note Balance @ 03/15/22	317,998,498.88

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2a
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2b
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	217,538,311.02
Principal Paid	14,119,812.14
Note Balance @ 03/15/22	203,418,498.88
Note Factor @ 03/15/22	74.1321060%

Class A-4
Note Balance @ 02/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	76,910,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	25,110,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	12,560,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	325,540.20
Total Principal Paid	14,119,812.14
Total Paid	14,445,352.34

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.19114%
Coupon	0.48114%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	199,410.12
Principal Paid	14,119,812.14
Total Paid to A-3 Holders	14,319,222.26

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3899712
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9144112
Total Distribution Amount	17.3043824

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7267133
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.4570413
Total A-3 Distribution Amount	52.1837546

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	703.65
Noteholders' Principal Distributable Amount	296.35

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,092,197.46
Investment Earnings	41.89
Investment Earnings Paid	(41.89)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,007,585.82	$1,535,765.70	$2,067,694.66
Number of Extensions	51	67	89
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.42%	0.54%